Federated Hermes Short-Term Income Fund
Portfolio of Investments
January 31, 2026 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—43.0%
	Auto Receivables—29.5%
$ 2,143,000	Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 2,180,173
1,500,000	Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	1,528,570
5,102,500	Ally Auto Receivables Trust 2023-A, Class D, 7.330%, 1/17/2034	5,168,886
1,575,000	Ally Auto Receivables Trust 2024-1, Class C, 5.410%, 11/15/2029	1,591,951
2,000,000	Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	2,021,399
1,001,163	Ally Bank Auto Credit-Linked N 2024-B, Class D, 5.410%, 9/15/2032	1,009,019
1,334,883	Ally Bank Auto Credit-Linked N 2024-B, Class E, 6.678%, 9/15/2032	1,348,476
453,288	Ally Bank Auto Credit-Linked Notes 2024-A, Class C, 6.022%, 5/17/2032	461,712
453,288	Ally Bank Auto Credit-Linked Notes 2024-A, Class D, 6.315%, 5/17/2032	460,449
1,196,746	Ally Bank Auto Credit-Linked Notes 2025-A, Class D, 4.991%, 6/15/2033	1,201,386
5,385,357	Ally Bank Auto Credit-Linked Notes 2025-A, Class E, 6.066%, 6/15/2033	5,413,960
2,416,203	Ally Bank Auto Credit-Linked Notes 2025-B, Class D, 4.942%, 9/15/2033	2,421,292
1,968,758	Ally Bank Auto Credit-Linked Notes 2025-B, Class E, 6.164%, 9/15/2033	1,972,747
3,635,000	AmeriCredit Automobile Receivables Trust 2022-2, Class C, 5.320%, 4/18/2028	3,654,578
5,500,000	AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	5,626,762
6,000,000	AmeriCredit Automobile Receivables Trust 2025-1, Class B, 4.210%, 10/18/2030	6,025,188
1,133,736	ARI Fleet Lease Trust 2024-A, Class A2, 5.300%, 11/15/2032	1,140,647
1,625,000	ARI Fleet Lease Trust 2024-A, Class C, 5.380%, 11/15/2032	1,646,434
2,750,000	ARI Fleet Lease Trust 2024-B, Class B, 5.390%, 4/15/2033	2,795,871
2,990,000	ARI Fleet Lease Trust 2024-B, Class C, 5.550%, 4/15/2033	3,039,929
1,200,000	ARI Fleet Lease Trust 2025-A, Class B, 4.700%, 1/17/2034	1,213,332
1,050,000	ARI Fleet Lease Trust 2025-A, Class C, 4.900%, 1/17/2034	1,061,721
475,000	ARI Fleet Lease Trust 2026-A, Class B, 4.380%, 11/15/2034	475,951
550,000	ARI Fleet Lease Trust 2026-A, Class C, 4.610%, 11/15/2034	550,837
2,760,000	BMW Vehicle Lease Trust 2024-2, Class A4, 4.210%, 2/25/2028	2,774,354
1,850,000	Bof Ursa Funding 2024-SN1A, Class C, 5.830%, 12/15/2028	1,873,593
2,350,000	Bof Ursa Funding 2024-SN1A, Class D, 6.360%, 7/16/2029	2,400,025
7,250,000	CarMax Auto Owner Trust 2022-1, Class C, 2.200%, 11/15/2027	7,216,419
6,000,000	CarMax Auto Owner Trust 2022-1, Class D, 2.470%, 7/17/2028	5,974,901
2,000,000	CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	2,034,875
1,000,000	CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	1,021,553
1,000,000	CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	1,023,411
4,000,000	CarMax Auto Owner Trust 2024-2, Class D, 6.420%, 10/15/2030	4,137,559
3,500,000	CarMax Auto Owner Trust 2024-4, Class A3, 4.600%, 10/15/2029	3,537,412
1,000,000	CarMax Auto Owner Trust 2024-4, Class D, 5.360%, 8/15/2031	1,021,580
1,420,000	CarMax Auto Owner Trust 2025-1, Class B, 5.110%, 9/16/2030	1,452,154
1,530,000	CarMax Auto Owner Trust 2025-1, Class C, 5.260%, 10/15/2030	1,570,064
1,585,000	CarMax Auto Owner Trust 2025-1, Class D, 5.600%, 7/15/2031	1,603,183
1,000,000	CarMax Auto Owner Trust 2025-3, Class C, 4.880%, 4/15/2031	1,017,941
1,050,000	CarMax Auto Owner Trust 2025-3, Class D, 5.220%, 5/17/2032	1,062,896
1,280,000	CarMax Auto Owner Trust 2026-1, Class B, 4.300%, 3/15/2032	1,287,830
1,000,000	CarMax Auto Owner Trust 2026-1, Class D, 4.930%, 1/18/2033	1,004,106
1,000,000	CarMax Auto Owner Trust 2026-C, Class C, 4.540%, 3/15/2032	1,003,738
1,063,243	Chase Auto Credit Linked Notes 2025-1, Class C, 4.851%, 2/25/2033	1,070,698
801,460	Chase Auto Credit Linked Notes 2025-1, Class D, 5.047%, 2/25/2033	807,667

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 7,000,000	Chase Auto Owner Trust 2024-2A, Class D, 6.150%, 8/25/2031	$ 7,176,562
3,560,000	Chase Auto Owner Trust 2024-4A, Class D, 5.790%, 11/25/2031	3,598,194
2,850,000	Chase Auto Owner Trust 2024-5A, Class D, 4.970%, 1/26/2032	2,850,186
1,000,000	Chase Auto Owner Trust 2025-2A, Class C, 4.530%, 4/25/2031	999,378
2,000,000	Chase Auto Owner Trust 2025-2A, Class D, 5.030%, 2/25/2033	1,999,337
1,250,000	Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,256,235
1,000,000	Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	1,002,030
2,000,000	Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	2,002,827
1,350,000	Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	1,370,251
2,000,000	Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	2,031,435
1,000,000	Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	1,008,071
1,300,000	Chesapeake Funding II LLC 2024-1A, Class C, 5.600%, 5/15/2036	1,316,565
7,000,000	Drive Auto Receivables Trust 2024-1, Class C, 5.430%, 11/17/2031	7,086,209
5,000,000	Drive Auto Receivables Trust 2024-2, Class D, 4.940%, 5/17/2032	5,043,719
3,500,000	Drive Auto Receivables Trust 2025-1, Class D, 5.410%, 9/15/2032	3,560,328
5,500,000	Drive Auto Receivables Trust 2025-2, Class D, 4.900%, 12/15/2032	5,505,846
106,252	Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	106,553
120,540	Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	120,680
4,500,000	Enterprise Fleet Financing LLC 2023-2, Class A3, 5.500%, 4/22/2030	4,571,356
3,275,904	Enterprise Fleet Financing LLC 2023-3, Class A2, 6.400%, 3/20/2030	3,315,420
5,650,000	Enterprise Fleet Financing LLC 2024-1, Class A3, 5.160%, 9/20/2030	5,753,696
3,750,000	Enterprise Fleet Financing LLC 2024-2, Class A4, 5.690%, 12/20/2030	3,868,023
3,250,000	Enterprise Fleet Financing LLC 2024-3, Class A4, 5.060%, 3/20/2031	3,317,049
1,353,065	Enterprise Fleet Financing LLC 2024-4, Class A2, 4.690%, 7/20/2027	1,357,780
6,255,000	Enterprise Fleet Financing LLC 2026-1, Class A4, 4.290%, 9/20/2032	6,288,184
5,000,000	Ford Credit Auto Lease Trust 2023-B, Class D, 6.970%, 6/15/2028	5,016,480
5,000,000	Ford Credit Auto Owner Trust 2022-C, Class B, 5.030%, 2/15/2028	5,017,793
2,500,000	Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,506,650
5,000,000	Ford Credit Auto Owner Trust 2023-A, Class C, 5.510%, 9/15/2030	5,061,483
3,250,000	Ford Credit Auto Owner Trust 2024-D, Class B, 4.880%, 9/15/2030	3,300,282
6,000,000	Ford Credit Auto Owner Trust 2025-C, Class B, 4.220%, 1/15/2032	5,999,774
6,000,000	Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class C, 5.580%, 8/15/2035	6,145,243
2,500,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	2,604,848
8,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class B, 5.310%, 5/15/2028	8,530,564
7,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	7,526,936
8,700,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	8,748,958
5,755,000	Ford Credit Floorplan Master Owner Trust 2024-4, Class B, 4.610%, 9/15/2031	5,713,725
1,000,000	GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	1,013,261
2,800,000	GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	2,829,356
8,000,000	General Motors 2024-4A, Class B, 4.980%, 11/15/2029	8,082,010
4,000,000	GM Financial Automobile Leasing Trust 2024-3, Class B, 4.490%, 10/20/2028	4,022,562
4,000,000	GM Financial Automobile Leasing Trust 2025-2, Class C, 5.040%, 10/22/2029	4,050,780
5,000,000	GM Financial Revolving Receivables 2023-1, Class C, 5.900%, 4/11/2035	5,111,112
3,000,000	GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,046,672
3,250,000	GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	3,303,862
1,250,000	GM Financial Securitized Term 2024-1, Class B, 5.160%, 8/16/2029	1,271,594
2,750,000	GM Financial Securitized Term 2025-2, Class C, 4.910%, 10/18/2032	2,786,798
3,750,000	GM Financial Securitized Term Auto Receivables Trust 2022-3, Class C, 5.210%, 12/18/2028	3,787,273
800,000	GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	812,575
1,000,000	GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	1,015,163

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 866,000	GreenState Auto Receivables Trust 2024-1A, Class SUB, 6.500%, 6/15/2032	$ 878,977
5,000,000	Hyundai Auto Lease Securitization Trust 2024-A, Class A, 5.350%, 5/15/2028	5,027,670
4,900,000	Hyundai Auto Lease Securitization Trust 2024-A, Class B, 5.560%, 8/15/2028	4,951,132
4,000,000	Hyundai Auto Lease Securitization Trust 2024-C, Class B, 4.970%, 2/15/2029	4,045,496
1,945,000	Hyundai Auto Lease Securitization Trust 2025-A, Class B, 5.150%, 6/15/2029	1,969,646
4,250,000	Hyundai Auto Lease Securitization Trust 2025-B, Class B, 4.940%, 8/15/2029	4,299,458
3,000,000	Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	3,083,168
5,000,000	Hyundai Auto Receivables Trust 2024-C, Class C, 4.860%, 2/17/2032	5,056,708
4,000,000	Hyundai Auto Receivables Trust 2025-C, Class C, 4.370%, 1/18/2033	4,008,937
2,000,000	LAD Auto Receivables Trust 2024-2A, Class B, 5.500%, 7/16/2029	2,039,587
1,000,000	LAD Auto Receivables Trust 2024-2A, Class C, 5.660%, 10/15/2029	1,024,968
750,000	LAD Auto Receivables Trust 2024-2A, Class D, 6.370%, 10/15/2031	774,293
1,375,000	LAD Auto Receivables Trust 2024-3A, Class C, 4.930%, 3/15/2030	1,378,948
1,200,000	LAD Auto Receivables Trust 2024-3A, Class D, 5.180%, 2/17/2032	1,204,350
2,400,000	LAD Auto Receivables Trust 2025-2A, Class D, 5.010%, 12/15/2032	2,417,923
3,000,000	Navistar Financial Dealer Note Master Trust 2024-1, Class A, 5.590%, 4/25/2029	3,011,430
2,080,000	Navistar Financial Dealer Note Master Trust 2024-1, Class B, 5.790%, 4/25/2029	2,086,689
2,850,000	Navistar Financial Dealer Note Master Trust 2024-1, Class C, 6.130%, 4/25/2029	2,859,440
1,460,000	Navistar Financial Dealer Note Master Trust 2025-1, Class C, 4.720%, 9/25/2030	1,450,653
6,000,000	NextGear Floorplan Master Owner Trust 2024-2A, Class B, 4.870%, 9/15/2029	6,048,733
6,662,000	NextGear Floorplan Master Owner Trust 2025-1A, Class B, 4.890%, 2/15/2030	6,705,897
9,662,000	NextGear Floorplan Master Owner Trust 2025-2A, Class B, 4.690%, 10/15/2030	9,681,091
3,200,000	Nissan Auto Lease Trust 2025-B, Class C, 4.810%, 11/15/2029	3,242,097
6,500,000	Nissan Auto Receivables Owner Trust 2025-B, Class B, 4.280%, 4/15/2032	6,546,401
414,346	PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	414,429
800,000	PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	800,718
3,495,000	Porsche Innovative Lease Owner Trust 2024-2A, Class A4, 4.260%, 9/20/2030	3,512,591
2,131,981	Santander Bank Auto Credit-Linked Notes 2024-B, Class D, 5.483%, 1/18/2033	2,149,548
1,400,285	Santander Bank Auto Credit-Linked Notes 2024-B, Class E, 6.799%, 1/18/2033	1,410,920
2,500,000	Santander Bank Auto Credit-Linked Notes 2025-A, Class D, 5.150%, 1/16/2034	2,506,671
1,250,000	Santander Bank Auto Credit-Linked Notes 2025-A, Class E, 6.270%, 1/16/2034	1,253,279
878,999	Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	880,504
2,500,679	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	2,511,275
1,850,000	Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	1,878,102
13,000,000	Santander Drive Auto Receivables Trust 2024-2, Class D, 6.280%, 8/15/2031	13,483,479
15,000,000	Santander Drive Auto Receivables Trust 2024-4, Class D, 5.320%, 12/15/2031	15,310,597
7,500,000	Santander Drive Auto Receivables Trust 2024-5, Class D, 5.140%, 2/17/2032	7,594,844
9,500,000	Santander Drive Auto Receivables Trust 2025-1, Class D, 5.430%, 3/17/2031	9,697,465
6,500,000	Santander Drive Auto Receivables Trust 2025-2, Class D, 5.470%, 5/15/2031	6,625,570
10,300,000	Santander Drive Auto Receivables Trust 2025-3, Class D, 5.110%, 9/15/2031	10,433,262
6,500,000	Santander Drive Auto Receivables Trust 2025-4, Class D, 4.950%, 1/15/2032	6,539,725
3,060,000	SBNA Auto Lease Trust 2024-C, Class A4, 4.420%, 3/20/2029	3,075,904
2,225,000	SBNA Auto Receivables Trust 2025-SF1, Class D, 5.340%, 9/15/2031	2,238,131
575,000	SBNA Auto Receivables Trust 2025-SF1, Class E, 6.740%, 10/15/2031	579,981
893,528	Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	903,991
744,607	Securitized Term Auto Receivables Trust 2025-A, Class C, 5.185%, 7/25/2031	752,461
685,038	Securitized Term Auto Receivables Trust 2025-A, Class D, 6.746%, 7/25/2031	701,025
3,675,000	Securitized Term Auto Receivables Trust 2026-A, Class B, 4.284%, 3/25/2033	3,680,196
1,500,000	Securitized Term Auto Receivables Trust 2026-A, Class C, 4.431%, 3/25/2033	1,502,108
1,650,000	Securitized Term Auto Receivables Trust 2026-A, Class D, 4.873%, 3/25/2033	1,654,578

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 2,000,000		SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	$ 2,059,386
2,500,000		SFS Auto Receivables Securitization Trust 2024-2A, Class C, 5.540%, 2/20/2032	2,560,854
6,000,000		SFS Auto Receivables Securitization Trust 2025-1A, Class C, 5.200%, 10/20/2032	6,118,143
5,500,000		SFS Auto Receivables Securitization Trust 2025-3A C, Class C, 4.640%, 11/21/2033	5,515,380
3,765,000		Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA, Class C, 5.080%, 8/20/2029	3,810,623
4,144,573		Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	4,151,081
4,000,000		Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	4,010,119
5,325,000		Tesla Auto Lease Trust 2024-B, Class C, 5.490%, 12/20/2028	5,382,904
2,690,439	[1]	The Huntington National Bank 2025-1, Class C, 5.953% (30-DAY AVERAGE SOFR +2.250%), 3/21/2033	2,693,192
2,225,074		Truist Bank Auto Credit-Linked Notes Series 2025-1, Class C, 6.807%, 9/26/2033	2,226,994
632,494		U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	638,061
3,900,000		Wheels Fleet Lease Funding LLC 2025-1A, Class C, 5.080%, 1/18/2040	3,935,846
1,750,000		Wheels Fleet Lease Funding LLC 2025-2A, Class B, 4.610%, 5/18/2040	1,760,963
3,750,000		Wheels Fleet Lease Funding LLC 2025-2A, Class C, 4.860%, 5/18/2040	3,773,835
1,287,000		Wheels Fleet Lease Funding LLC 2025-3A, Class B, 4.440%, 9/18/2040	1,288,276
2,400,000		Wheels Fleet Lease Funding LLC 2025-3A, Class C, 4.790%, 9/18/2040	2,402,824
8,000,000		World Omni Automobile Lease Securitization Trust 2025-A, Class B, 4.680%, 5/15/2030	8,092,358
		TOTAL	529,024,782
		Credit Card—4.3%
1,000,000		American Express Credit Account 2025-5 A, Class A, 4.510%, 7/15/2032	1,019,373
5,250,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	5,345,193
6,000,000		Bank of America Credit Card Trust 2024-A1, Class A, 4.930%, 5/15/2029	6,094,560
2,300,000		CARDS II Trust 2024-1A, Class B, 5.450%, 7/16/2029	2,293,301
2,000,000		CARDS II Trust 2024-1A, Class C, 5.840%, 7/16/2029	1,993,208
2,500,000		CARDS II Trust 2025-1A, Class B, 5.070%, 3/17/2031	2,459,615
3,690,000		CARDS II Trust 2025-1A, Class C, 5.420%, 3/17/2031	3,585,587
3,743,000		Evergreen Credit Card Trust 2024-1A, Class C, 5.900%, 7/17/2028	3,750,599
3,000,000		Evergreen Credit Card Trust 2024-CRT4, Class B, 5.250%, 10/15/2028	3,021,275
4,000,000		Evergreen Credit Card Trust 2024-CRT4, Class C, 5.640%, 10/15/2028	4,019,992
3,000,000		Evergreen Credit Card Trust 2025-1A, Class C, 4.540%, 10/15/2029	2,983,699
1,000,000		Evergreen Credit Card Trust Series 2025-1A, Class B, 4.240%, 10/15/2029	1,000,910
2,300,000		Evergreen Credit Card Trust Series 2025-CRT5, Class B, 5.240%, 5/15/2029	2,331,287
1,400,000		Evergreen Credit Card Trust Series 2025-CRT5, Class C, 5.530%, 5/15/2029	1,412,021
4,600,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	4,611,483
2,500,000		First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	2,542,131
7,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,888,290
3,000,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	2,942,956
3,290,000		Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	3,217,180
5,000,000		Master Credit Card Trust 2022-5A, Class B, 6.350%, 4/21/2031	5,153,312
1,000,000		Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,024,127
2,000,000		Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	2,067,526
3,000,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	3,056,314
3,000,000		Trillium Credit Card Trust II 2025-1A, Class B, 4.405%, 9/26/2030	3,008,264
1,700,000		Trillium Credit Card Trust II 2025-1A, Class C, 4.700%, 9/26/2030	1,704,632
		TOTAL	77,526,835
		Equipment Lease—4.2%
4,000,000		Daimler Trucks Retail Trust 2024-1, Class A4, 5.560%, 7/15/2031	4,076,517
5,000,000		Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	5,008,092
4,153,000		Dell Equipment Finance Trust 2023-3, Class B, 6.050%, 4/23/2029	4,181,707
2,000,000		Dell Equipment Finance Trust 2023-3, Class C, 6.170%, 4/23/2029	2,013,837

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 1,500,000		Dell Equipment Finance Trust 2023-3, Class D, 6.750%, 10/22/2029	$ 1,512,981
770,000		Dell Equipment Finance Trust 2024-1, Class C, 5.730%, 3/22/2030	779,648
1,000,000		Dell Equipment Finance Trust 2024-1, Class D, 6.120%, 9/23/2030	1,012,092
3,250,000		Dell Equipment Finance Trust 2024-2, Class D, 5.290%, 2/24/2031	3,275,803
520,000		Dell Equipment Finance Trust 2025-1, Class B, 4.960%, 2/24/2031	526,004
870,000		Dell Equipment Finance Trust 2025-1, Class C, 5.250%, 2/24/2031	881,700
740,000		Dell Equipment Finance Trust 2025-1, Class D, 5.640%, 8/22/2031	750,322
1,000,000		Dell Equipment Finance Trust 2025-2, Class C, 4.530%, 3/24/2031	1,003,052
3,500,000		Dell Equipment Finance Trust 2025-2, Class D, 4.830%, 3/22/2032	3,511,086
2,670,000		DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	2,745,877
2,032,965		DLLAD LLC 2023-1A, Class A3, 4.790%, 1/20/2028	2,045,274
2,430,000		DLLAD LLC 2024-1A, Class A4, 5.380%, 9/22/2031	2,513,342
1,300,000		DLLMT LLC 2026, Class A4, 4.360%, 9/20/2033	1,304,768
1,372,680		DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	1,378,904
5,040,000		Great America Leasing Receivables 2024-2, Class B, 5.230%, 5/15/2031	5,150,560
4,161,000		Great America Leasing Receivables 2025-1, Class B, 4.770%, 1/15/2032	4,230,958
1,625,000		Great America Leasing Receivables 2025-1, Class C, 5.010%, 1/18/2033	1,649,639
1,265,000		Great America Leasing Receivables 2025-2, Class B, 4.500%, 9/15/2032	1,274,709
1,300,000		Great America Leasing Receivables 2025-2, Class C, 4.840%, 9/15/2033	1,313,234
3,500,000		HPEFS Equipment Trust 2023-2A, Class D, 6.970%, 7/21/2031	3,527,429
3,000,000		HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 11/20/2031	3,029,854
4,500,000		HPEFS Equipment Trust 2024-2A, Class D, 5.820%, 4/20/2032	4,569,233
4,500,000		HPEFS Equipment Trust 2025-1A, Class D, 4.990%, 3/21/2033	4,542,016
1,000,000		HPEFS Equipment Trust 2025-2A, Class C, 4.410%, 11/22/2032	1,000,152
1,750,000		HPEFS Equipment Trust 2025-2A, Class D, 4.770%, 5/20/2033	1,749,191
4,000,000		John Deere Owner Trust 2022-C, Class A4, 5.200%, 9/17/2029	4,014,300
1,421,421		Kubota Credit Owner Trust 2023-1A, Class A3, 5.020%, 6/15/2027	1,426,033
		TOTAL	75,998,314
		Home Equity Loan—0.0%
3,873	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 4.274% (CME Term SOFR 1 Month +0.594%), 1/15/2028	3,167
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	16,902
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	20,069
		Other—4.3%
7,200,000		PFS Financing Corp. 2023-A, Class B, 6.330%, 3/15/2028	7,220,583
7,450,000		PFS Financing Corp. 2023-B, Class B, 5.710%, 5/15/2028	7,503,601
4,250,000		PFS Financing Corp. 2023-C, Class B, 5.910%, 10/15/2028	4,284,715
3,500,000		PFS Financing Corp. 2024-B, Class B, 5.290%, 2/15/2029	3,538,119
6,750,000		PFS Financing Corp. 2024-D, Class B, 5.590%, 4/15/2029	6,857,390
4,000,000		PFS Financing Corp. 2024-F, Class B, 4.990%, 8/15/2029	4,014,486
2,250,000		PFS Financing Corp. 2025-E, Class B, 4.610%, 7/16/2029	2,264,841
3,770,000		Verizon Master Trust 2023-6, Class C, 5.050%, 9/22/2031	3,809,401
3,260,000		Verizon Master Trust 2024-3, Class C, 5.730%, 4/22/2030	3,345,351
5,000,000		Verizon Master Trust 2024-6, Class C, 4.670%, 8/20/2030	5,043,050
7,750,000		Verizon Master Trust 2024-8, Class C, 4.990%, 11/20/2030	7,894,899
1,000,000		Verizon Master Trust 2025-1, Class C, 5.090%, 1/21/2031	1,018,408
3,850,000		Verizon Master Trust 2025-10, Class C, 4.670%, 10/20/2033	3,855,454
10,150,000		Verizon Master Trust 2025-4, Class C, 5.200%, 3/21/2033	10,340,927
2,490,000		Verizon Master Trust 2025-5, Class C, 4.840%, 6/20/2031	2,514,880

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 3,830,000		Verizon Master Trust 2025-7, Class C, 4.400%, 8/20/2031	$ 3,846,135
		TOTAL	77,352,240
		Student Loans—0.7%
406,729	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 4.491% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	405,440
1,483,552		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	1,452,652
1,134,844		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,066,277
692,176		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	656,974
3,452,864		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	3,183,371
5,481,609	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 4.479% (CME Term SOFR 1 Month +0.804%), 4/20/2062	5,468,149
		TOTAL	12,232,863
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $767,173,667)	772,155,103
		CORPORATE BONDS—34.1%
		Capital Goods - Aerospace & Defense—0.3%
3,000,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 4.850%, 10/15/2031	3,080,697
1,500,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 5.353%, 1/15/2030	1,551,916
		TOTAL	4,632,613
		Capital Goods - Construction Machinery—0.3%
3,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.500%, 10/16/2030	3,004,540
2,940,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	2,965,030
		TOTAL	5,969,570
		Communications - Cable & Satellite—0.1%
1,695,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	1,771,308
		Communications - Media & Entertainment—0.3%
2,295,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	2,291,561
3,160,000	[3]	Meta Platforms, Inc., Sr. Unsecd. Note, 4.300%, 8/15/2029	3,197,892
		TOTAL	5,489,453
		Communications - Telecom Wireless—1.0%
1,805,000		American Tower Corp., Sr. Unsecd. Note, 4.900%, 3/15/2030	1,844,541
4,000,000		American Tower Corp., Sr. Unsecd. Note, 5.200%, 2/15/2029	4,114,551
4,050,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	4,114,295
3,070,000	[3]	Orange S.A., Sr. Unsecd. Note, 144A, 4.000%, 1/13/2029	3,072,067
4,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2028	4,076,744
		TOTAL	17,222,198
		Communications - Telecom Wirelines—0.6%
5,000,000		AT&T, Inc., Sr. Unsecd. Note, 4.400%, 4/30/2031	5,003,053
2,070,000		NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	2,072,986
4,000,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	4,082,578
		TOTAL	11,158,617
		Consumer Cyclical - Automotive—5.0%
3,335,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.450%, 10/22/2027	3,365,632
5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.500%, 9/4/2030	5,021,899
945,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.150%, 1/12/2029	945,082
6,000,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.250%, 1/13/2030	6,180,272
4,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,806,831
1,505,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.970%, 4/6/2029	1,513,273
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	5,233,122
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	5,008,657
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.789% (SOFR +1.040%), 2/26/2027	5,012,298
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	5,169,211

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 4,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 7/15/2030	$ 4,157,603
4,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	4,049,043
9,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	9,111,942
4,135,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.638% (SOFR +0.850%), 11/15/2027	4,156,243
4,000,000	[1]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 5.734% (SOFR +2.050%), 9/13/2027	3,983,422
2,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	2,534,464
1,500,000	[3]	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 5.350%, 3/17/2028	1,533,268
4,000,000	[3]	Toyota Motor Credit Corp., Series B, 4.200%, 1/10/2031	3,994,329
3,240,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.050%, 9/5/2028	3,259,493
4,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.650%, 1/5/2029	4,080,206
5,000,000	[1]	Volkswagen Group of America Finance LLC, 144A, 4.511% (SOFR +0.830%), 3/20/2026	5,002,410
2,930,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.850%, 9/11/2030	2,957,351
		TOTAL	90,076,051
		Consumer Cyclical - Services—0.1%
1,975,000		Amazon.com, Inc., 4.100%, 11/20/2030	1,975,884
		Consumer Non-Cyclical - Food/Beverage—0.6%
3,910,000		Campbells Co./The, Sr. Unsecd. Note, 4.550%, 3/21/2031	3,883,197
1,750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	1,781,596
730,000	[3]	Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 5/1/2030	742,945
4,045,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	4,188,347
		TOTAL	10,596,085
		Consumer Non-Cyclical - Health Care—0.8%
2,680,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	2,680,609
1,665,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,701,489
685,000	[3]	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.150%, 12/15/2028	687,244
2,325,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	2,372,894
1,840,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,885,487
2,000,000		HCA, Inc., Sr. Unsecd. Note, 5.450%, 4/1/2031	2,079,890
1,920,000		HCA, Inc., Sr. Unsub., 5.250%, 3/1/2030	1,982,440
1,551,000		Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	1,607,857
		TOTAL	14,997,910
		Consumer Non-Cyclical - Pharmaceuticals—0.6%
1,710,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	1,734,454
3,635,000		Biogen, Inc., Sr. Unsecd. Note, 5.050%, 1/15/2031	3,742,637
1,665,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	1,715,616
3,455,000		Pfizer, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	3,464,483
		TOTAL	10,657,190
		Consumer Non-Cyclical - Tobacco—0.6%
2,500,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	2,624,708
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.000%, 10/29/2030	3,958,361
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	4,076,881
		TOTAL	10,659,950
		Energy - Independent—0.1%
1,750,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.000%, 12/15/2029	1,798,247
		Energy - Midstream—1.3%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,466,397
3,180,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	3,313,699
4,000,000		Enbridge, Inc., Sr. Unsecd. Note, 5.250%, 4/5/2027	4,056,546
890,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	902,679
4,110,000		Energy Transfer LP, Sr. Unsecd. Note, 5.200%, 4/1/2030	4,241,998

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 3,980,000		MPLX LP, Sr. Unsecd. Note, 4.800%, 2/15/2031	$ 4,024,452
2,500,000		ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	2,597,042
2,000,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	2,107,524
		TOTAL	22,710,337
		Financial Institution - Banking—12.4%
770,000		Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	802,031
4,000,000		Aust & NZ Banking Group, Sr. Unsecd. Note, Series A, 3.919%, 12/8/2028	4,015,041
2,000,000	[1]	Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, 144A, 4.533% (SOFR +0.850%), 12/16/2029	2,024,324
6,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.162%, 1/24/2031	6,188,690
2,325,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.975%, 3/14/2030	2,390,848
5,000,000	[1]	Bank of New Zealand, Sr. Unsecd. Note, 144A, 4.476% (SOFR +0.810%), 1/27/2027	5,023,283
8,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 4.247%, 2/2/2030	8,016,225
4,000,000		BNP Paribas S.A., Sr. 2nd Priority Note, 144A, 4.792%, 5/9/2029	4,047,668
2,590,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.283%, 1/29/2030	2,597,038
4,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.862%, 1/13/2028	4,033,255
2,135,000		Capital One Financial Co., Sr. Unsecd. Note, 4.722%, 1/30/2032	2,136,107
4,000,000		Capital One Financial Co., Sr. Unsecd. Note, 5.468%, 2/1/2029	4,100,341
4,000,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 4.483% (SOFR +0.712%), 11/19/2027	4,008,440
4,000,000		Citibank, N.A., Sr. Unsecd. Note, Series BKNT, 5.438%, 4/30/2026	4,011,373
6,000,000		Citibank, N.A., Sr. Unsecd. Note, Series BKNT, 5.488%, 12/4/2026	6,077,118
2,165,000		Citizens Bank, N.A., Sr. Unsecd. Note, 4.192%, 1/29/2029	2,168,865
2,260,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	2,357,667
3,675,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	3,842,170
5,000,000		Commonwealth Bank of Australia, Sr. Unsecd. Note, 4.150%, 10/1/2030	4,995,651
5,000,000		Credit Agricole S.A., 144A, 5.230%, 1/9/2029	5,102,919
4,000,000		Deutsche Bank AG New York, Sr. Unsecd. Note, 4.950%, 8/4/2031	4,047,824
2,940,000		Fifth Third Bancorp, Sr. Unsecd. Note, 4.566%, 4/29/2032	2,938,039
4,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.339%, 7/27/2029	4,659,488
5,215,000		FNB Corp. (PA), 5.722%, 12/11/2030	5,335,203
4,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.369%, 10/21/2031	3,978,084
4,090,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.586% (SOFR +0.920%), 10/21/2027	4,102,609
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.881% (SOFR +1.120%), 2/24/2028	3,773,347
3,145,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.727%, 4/25/2030	3,284,349
6,000,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.623%, 1/28/2032	6,011,253
3,000,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.272%, 1/15/2031	3,087,645
2,000,000		Huntington National Bank, Sr. Unsecd. Note, 4.871%, 4/12/2028	2,017,714
2,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.446% (SOFR +0.765%), 9/22/2027	2,506,501
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	5,051,507
3,820,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	4,141,463
5,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, 4.350% (SOFR +0.685%), 10/15/2027	5,009,370
2,855,000		Morgan Stanley, Sr. Unsecd. Note, 5.173%, 1/16/2030	2,931,812
5,995,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.652%, 4/13/2028	6,108,945
3,000,000		National Bank of Canada, Sr. Unsecd. Note, 4.500%, 10/10/2029	3,034,637
6,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 4.440% (SOFR +0.760%), 9/29/2026	6,016,714
2,075,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.075%, 1/26/2029	2,078,412
1,090,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.300%, 1/21/2028	1,104,053
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.492%, 5/14/2030	2,081,421
1,605,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	1,661,735
3,305,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	3,453,365
4,000,000		Royal Bank of Canada, Sr. Unsecd. Note, 4.305%, 11/3/2031	3,986,241

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 3,990,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 4.965%, 1/24/2029	$ 4,068,984
2,330,000		Societe Generale S.A., Sr. Non Preferred, 144A, 4.450%, 4/12/2030	2,332,057
4,000,000	[3]	Standard Chartered PLC, Sr. Unsecd. Note, 144A, 5.244%, 5/13/2031	4,120,836
4,000,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	4,083,640
1,295,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	1,350,261
4,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, 4.713% (SOFR +1.030%), 12/17/2029	4,033,667
1,180,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.873%, 1/26/2029	1,198,839
3,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.071%, 5/20/2031	3,075,093
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.435%, 1/24/2030	2,070,238
4,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	4,027,789
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	2,154,026
6,000,000		U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	6,229,826
4,000,000		U.S. Bancorp, Sr. Unsecd. Note, 4.481%, 1/26/2032	4,009,611
3,635,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.198%, 1/23/2030	3,743,613
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	4,080,864
1,665,000		Westpac New Zealand Ltd., Sr. Unsecd. Note, 144A, 4.127%, 1/29/2029	1,670,321
		TOTAL	222,590,450
		Financial Institution - Finance Companies—1.3%
7,077,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 6.450%, 4/15/2027	7,263,873
4,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	4,075,684
4,130,000		Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	4,186,589
4,570,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	4,839,029
2,060,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	2,173,094
		TOTAL	22,538,269
		Financial Institution - Insurance - Life—2.6%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	5,137,451
2,400,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 4.550%, 1/9/2031	2,395,362
1,695,000		Lincoln Financial Global Funding, Sec. Fac. Bond, 144A, 5.300%, 1/13/2030	1,749,833
1,225,000		Lincoln Financial Global Funding, Sr. Secd. Note, 144A, 4.200%, 1/12/2029	1,224,242
1,665,000		Lincoln Financial Global Funding, Sr. Secd. Note, 144A, 4.625%, 8/18/2030	1,672,721
4,000,000	[3]	MassMutual Global Funding II, Sr. Unsecd. Note, 144A, 4.850%, 1/17/2029	4,092,611
1,640,000		Met Tower Global Funding, Secured Note, 144A, 4.000%, 1/14/2029	1,637,644
4,000,000		Metropolitan Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	4,084,888
4,000,000		New York Life Global Funding, Secured Note, 144A, 4.050%, 2/2/2029	4,006,218
5,000,000		Northwestern Mutual Global, Secured Note, 144A, 4.300%, 1/13/2031	4,996,555
4,000,000		Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 4.900%, 4/4/2028	4,080,589
4,000,000		PRICOA Global Funding I, Secured Note, 144A, 4.350%, 11/25/2030	4,006,507
2,855,000		PRICOA Global Funding I, Sr. Secd. Note, 144A, 5.550%, 8/28/2026	2,882,074
5,000,000		Principal Life Global Funding II, Sr. Secd. Note, 144A, 4.450%, 1/13/2031	4,994,630
		TOTAL	46,961,325
		Financial Institution - Insurance - P&C—0.4%
4,000,000		Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	4,119,957
1,000,000	[1]	HSB Group, Inc., Co. Guarantee, Series B, 4.843% (CME Term SOFR 3 Month +1.171%), 7/15/2027	977,863
1,175,000	[1]	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.508% (SOFR +0.700%), 11/8/2027	1,180,787
		TOTAL	6,278,607
		Financial Institution - REIT - Other—0.1%
1,535,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 4.250%, 12/15/2028	1,538,666
		Technology—2.8%
2,985,000		Alphabet, Inc., Sr. Unsecd. Note, 4.100%, 11/15/2030	2,988,263
2,000,000		Broadcom, Inc., Sr. Unsecd. Note, 4.200%, 10/15/2030	1,994,668

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 2,000,000		Broadcom, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2031	$ 1,999,357
1,511,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2027	1,538,268
6,135,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	6,194,431
4,000,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.500%, 2/15/2031	3,990,844
4,000,000		Fiserv, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2030	4,024,878
6,000,000		Global Payments, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2030	6,002,774
1,945,000	[3]	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	1,990,681
1,835,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	1,878,184
5,175,000		Oracle Corp., Sr. Unsecd. Note, 4.200%, 9/27/2029	5,092,127
1,875,000		Oracle Corp., Sr. Unsecd. Note, 4.450%, 9/26/2030	1,830,931
1,585,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.450%, 9/15/2030	1,589,221
1,165,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.500%, 10/15/2029	1,177,082
3,000,000		S&P Global, Inc., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2031	2,995,846
4,615,000		Synopsys, Inc., Sr. Unsecd. Note, 4.850%, 4/1/2030	4,710,873
1,000,000		Tyco Electronics Group S.A., Sr. Unsecd. Note, 4.500%, 2/9/2031	1,009,574
		TOTAL	51,008,002
		Transportation - Railroads—0.1%
2,210,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	2,210,348
		Transportation - Services—1.0%
6,000,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	6,333,247
2,360,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.550%, 1/15/2031	2,355,948
3,340,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	3,434,444
5,000,000		Ryder System, Inc., Sr. Unsecd. Note, 6.300%, 12/1/2028	5,288,401
		TOTAL	17,412,040
		Utility - Electric—1.6%
6,000,000		Black Hills Corp., Sr. Unsecd. Note, 5.950%, 3/15/2028	6,223,647
4,000,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.600%, 3/1/2028	4,125,132
1,206,233		Consumers 2023 Securitization Funding LLC, Sec. Fac. Bond, Series A1, 5.550%, 3/1/2028	1,217,282
1,345,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	1,391,076
5,000,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.375%, 9/30/2030	4,990,085
2,725,000		EverSource Energy, Sr. Unsecd. Note, 4.450%, 12/15/2030	2,721,552
3,925,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	4,025,128
3,740,000	[3]	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 4.900%, 3/15/2030	3,825,278
1,080,000		Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	1,077,688
		TOTAL	29,596,868
		Utility - Other—0.1%
1,645,000		National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	1,701,197
		TOTAL CORPORATE BONDS (IDENTIFIED COST $601,450,831)	611,551,185
		U.S. TREASURIES—5.0%
		U.S. Treasury Notes—5.0%
15,000,000		United States Treasury Note, 3.375%, 9/15/2028	14,922,657
30,000,000		United States Treasury Note, 3.500%, 9/30/2027	29,986,314
30,000,000		United States Treasury Note, 4.250%, 11/30/2026	30,162,285
15,000,000		United States Treasury Note, 4.250%, 2/28/2029	15,270,703
		TOTAL U.S. TREASURIES (IDENTIFIED COST $89,831,635)	90,341,959
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.0%
		Commercial Mortgage—2.5%
8,000,000	[1]	BHMS Mortgage Trust 2025-ATLS, Class B, 6.230% (CME Term SOFR 1 Month +2.550%), 8/15/2042	8,040,005
3,425,000	[1]	Boca Commercial Mortgage Trust 2025-BOCA A, Class A, 5.280% (CME Term SOFR 1 Month +1.600%), 12/15/2042	3,446,416

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$ 4,200,000		CHI Commercial Mortgage Trust 2025-SFT, Class B, 6.066%, 4/15/2042	$ 4,294,414
1,000,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class B, 5.530% (CME Term SOFR 1 Month +1.850%), 12/15/2039	1,003,126
1,625,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class C, 5.830% (CME Term SOFR 1 Month +2.150%), 12/15/2039	1,633,635
3,000,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.273% (CME Term SOFR 1 Month +1.593%), 11/15/2039	3,008,415
1,600,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class B, 5.622% (CME Term SOFR 1 Month +1.942%), 11/15/2039	1,605,002
1,050,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class C, 5.922% (CME Term SOFR 1 Month +2.242%), 11/15/2039	1,054,594
8,000,000	[1]	JW Commercial Mortgage Trust 2 2024-MRCO, Class C, 6.070% (CME Term SOFR 1 Month +2.390%), 6/15/2039	8,020,007
7,000,000	[1]	ORL Trust 2024-GLKS, Class B, 5.572% (CME Term SOFR 1 Month +1.892%), 12/15/2039	7,021,888
1,125,000	[1]	TEXAS 2025-TWR, Class B, 5.272% (CME Term SOFR 1 Month +1.592%), 4/15/2042	1,125,702
600,000	[1]	TEXAS 2025-TWR, Class C, 5.822% (CME Term SOFR 1 Month +2.141%), 4/15/2042	601,501
4,000,000	[1]	TEXAS Commercial Mortgage Trust 2025-TWR, Class A, 4.973% (CME Term SOFR 1 Month +1.293%), 4/15/2042	3,992,500
		TOTAL	44,847,205
		Federal Home Loan Mortgage Corporation—0.5%
2,236,536	[1]	FHLMC REMIC, Series KF95, Class AL, 4.161% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	2,226,425
7,898,089		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	7,526,879
		TOTAL	9,753,304
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $54,732,887)	54,600,509
		MORTGAGE-BACKED SECURITIES—2.2%
		Federal Home Loan Mortgage Corporation—1.5%
10,453,114		FHLMC Pool QI0122, 6.000%, 2/1/2054	10,729,812
8,397,355		FHLMC Pool QI4114, 6.500%, 4/1/2054	8,710,541
6,601,168		FHLMC Pool SD8433, 6.500%, 5/1/2054	6,830,964
		TOTAL	26,271,317
		Federal National Mortgage Association—0.7%
20,777		FNMA Pool 728568, 6.500%, 10/1/2033	21,887
5,801,255		FNMA Pool DA1519, 6.000%, 10/1/2053	5,946,904
6,387,347		FNMA Pool DA5003, 6.000%, 11/1/2053	6,544,882
		TOTAL	12,513,673
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $37,720,453)	38,784,990
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
		Federal Home Loan Mortgage Corporation—0.0%
1,058		FHLMC REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	1,079
6,353		FHLMC REMIC, Series 2647, Class A, 3.250%, 4/15/2032	6,259
191,253	[1]	FHLMC REMIC, Series 3117, Class FE, 4.121% (30-DAY AVERAGE SOFR +0.414%), 2/15/2036	190,146
21,372	[1]	FHLMC REMIC, Series 3152, Class WF, 4.281% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	21,340
67,037	[1]	FHLMC REMIC, Series 3317, Class F, 4.221% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	66,963
31,167	[1]	FHLMC REMIC, Series 3542, Class NF, 4.571% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	31,324
93,856	[1]	FHLMC REMIC, Series 3556, Class FA, 4.731% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	94,958
69,589		FHLMC REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	73,298
		TOTAL	485,367
		Federal National Mortgage Association—0.3%
6,338		FNMA REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	6,419
9,851	[1]	FNMA REMIC, Series 2002-52, Class FG, 4.311% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	9,863
437		FNMA REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	435
41,007	[1]	FNMA REMIC, Series 2006-44, Class FK, 4.241% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	40,950
273,273	[1]	FNMA REMIC, Series 2007-97, Class FE, 4.261% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	271,822
33,682	[1]	FNMA REMIC, Series 2008-69, Class FB, 4.811% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	34,107
4,716	[1]	FNMA REMIC, Series 2009-63, Class FB, 4.311% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	4,720
76,863	[1]	FNMA REMIC, Series 2009-69, Class F, 4.661% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	77,512

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 107,308	[1]	FNMA REMIC, Series 2010-74, Class AF, 4.351% (30-DAY AVERAGE SOFR +0.654%), 7/25/2037	$ 107,037
62,622	[1]	FNMA REMIC, Series 2011-17, Class FP, 4.261% (30-DAY AVERAGE SOFR +0.564%), 3/25/2041	62,604
634,316	[1]	FNMA REMIC, Series 2012-1, Class PF, 4.211% (30-DAY AVERAGE SOFR +0.514%), 2/25/2042	627,689
502,207	[1]	FNMA REMIC, Series 2017-24, Class FB, 4.161% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	495,117
2,871,439	[1]	FNMA REMIC, Series 2020-68, Class FB, 4.111% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	2,760,629
		TOTAL	4,498,904
	[1]	Government National Mortgage Association—0.0%
210,196		GNMA REMIC, Series 2013-H16, Class FA, 4.489% (CME Term SOFR 1 Month +0.654%), 7/20/2063	210,366
103,373		GNMA REMIC, Series 2013-H17, Class FA, 4.499% (CME Term SOFR 1 Month +0.664%), 7/20/2063	103,477
		TOTAL	313,843
		Non-Agency Mortgage—0.2%
1,747		Banc of America Mortgage Securities 2003-B, Class 2A2, 5.615%, 3/25/2033	1,663
2,502,369		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	2,531,430
2,064		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	2,081
50,861		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.568%, 9/25/2034	41,406
417,055		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	365,858
302,035		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	260,573
131,613	[1]	Washington Mutual 2006-AR15, Class 1A, 4.508% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	122,277
148,352	[1]	Washington Mutual 2006-AR17, Class 1A, 3.848% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	125,914
		TOTAL	3,451,202
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,957,429)	8,749,316
		AGENCY RISK TRANSFER SECURITY—0.2%
4,000,000	[1]	FNMA CAS 2023-R08, Series 2023-R08, Class 1M2, 6.197% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043 (IDENTIFIED COST $4,000,000)	4,076,706
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
781		FHLMC ARM, 5.348%, 11/1/2030	786
87,545		FHLMC ARM, 6.285%, 3/1/2033	88,718
		TOTAL	89,504
		Federal National Mortgage Association—0.0%
74,917		FNMA ARM, 4.175%, 8/1/2033	73,443
21,954		FNMA ARM, 4.720%, 5/1/2034	21,630
23,239		FNMA ARM, 4.778%, 4/1/2028	23,105
27,692		FNMA ARM, 5.427%, 5/1/2040	27,690
		TOTAL	145,868
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $237,937)	235,372
		INVESTMENT COMPANIES—13.8%
8,223,374		Bank Loan Core Fund	69,734,211
1,918,124		Emerging Markets Core Fund	17,493,291
121,542,606		Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[4]	121,542,606
4,371,673		Project and Trade Finance Core Fund	39,039,042
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $248,718,816)	247,809,150
		TOTAL INVESTMENT IN SECURITIES—101.8% (IDENTIFIED COST $1,812,823,655)	1,828,304,290
		OTHER ASSETS AND LIABILITIES - NET—(1.8)%[5]	(33,113,365)
		NET ASSETS—100%	$1,795,190,925

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2026, were as follows:
Affiliates	Value as of 4/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 1/31/2026	Shares Held as of 1/31/2026	Dividend Income
Bank Loan Core Fund	$25,989,306	$44,326,587	$—	$(581,682)	$—	$69,734,211	8,223,374	$2,084,621
Emerging Markets Core Fund	$—	$17,512,459	$—	$(19,168)	$—	$17,493,291	1,918,124	$15,637
Federated Hermes Government Obligations Fund, Premier Shares*	$26,741,456	$522,448,913	$(427,647,763)	$—	$—	$121,542,606	121,542,606	$2,309,243
Project and Trade Finance Core Fund	$13,289,038	$25,657,407	$—	$92,597	$—	$39,039,042	4,371,673	$1,163,344
TOTAL OF AFFILIATED TRANSACTIONS	$66,019,800	$609,945,366	$(427,647,763)	$(508,253)	$—	$247,809,150	136,055,777	$5,572,845

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$13,882,014	$14,237,138

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$772,155,103	$0	$772,155,103
Corporate Bonds	—	611,551,185	—	611,551,185
U.S. Treasuries	—	90,341,959	—	90,341,959
Commercial Mortgage-Backed Securities	—	54,600,509	—	54,600,509
Mortgage-Backed Securities	—	38,784,990	—	38,784,990
Collateralized Mortgage Obligations	—	8,749,316	—	8,749,316
Agency Risk Transfer Security	—	4,076,706	—	4,076,706
Adjustable Rate Mortgages	—	235,372	—	235,372
Investment Companies	208,770,108	—	—	208,770,108
Other Investments[1]	—	—	—	39,039,042
TOTAL SECURITIES	$208,770,108	$1,580,495,140	$0	$1,828,304,290

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $39,039,042 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate